Net loss per share	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Net loss per share	Net loss per share
Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2023	2022
Numerator
Net loss	$(39,811)	$(37,062)
Net loss attributable to ordinary shareholders - basic and diluted	$(39,811)	$(37,062)

Denominator
Weighted-average number of ordinary shares used in net loss per share - basic and diluted	173,825,825	90,914,175
Net loss per share - basic and diluted	$(0.23)	$(0.41)
For all periods presented, outstanding but unvested restricted shares and share options have been excluded from the calculation, because their effects would be anti-dilutive. Therefore, the weighted average number of ordinary shares used to calculate both basic and diluted loss per share is the same for all periods presented.
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three Months Ended March 31,
	2023	2022
Unvested restricted shares and units	382,375	1,023,810
Share options	13,083,768	8,407,272
Warrants	3,265,306	3,265,306
Total potentially dilutive securities	16,731,449	12,696,388